Earnings per share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Basic earnings per share
Net income	$ 3,172	$ 3,012
Preferred share dividends	(74)	(90)
Net income attributable to non-controlling interest	(2)	(11)
Net income available to common shareholders	$ 3,096	$ 2,929
Weighted average number of common shares (in thousands)	1,437,074	1,451,781
Basic earnings per share (in dollars)	$ 2.15	$ 2.02
Diluted earnings per share
Net income available to common shareholders	$ 3,096	$ 2,929
Dilutive impact of exchangeable shares	4	4
Net income available to common shareholders including dilutive impact of exchangeable shares	$ 3,100	$ 2,933
Weighted average number of common shares (in thousands)	1,437,074	1,451,781
Stock options	2,033	3,069
Issuable under other share-based compensation plans	737	751
Exchangeable shares	3,351	3,113
Average number of diluted common shares (in thousands)	1,443,195	1,458,714
Diluted earnings per share (in dollars)	$ 2.15	$ 2.01
Equity attributable to shareholders [member]
Basic earnings per share
Net income	$ 3,170	$ 3,001
Preferred share dividends	$ (74)	$ (72)